Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	¥ 2,356,034
Provision	2,602,855	2,356,034
Ending balance	¥ 4,958,889	¥ 2,356,034